SoFi Weekly Dividend ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 1.5%
BAE Systems PLC	1,146	$8,557
General Dynamics Corp.	84	15,952
Lockheed Martin Corp.	82	31,340
		55,849
Agriculture - 1.3%
Archer-Daniels-Midland Co.	174	11,576
British American Tobacco PLC	777	29,889
Japan Tobacco, Inc.	390	7,759
		49,224
Auto Manufacturers - 2.0%
Cummins, Inc.	51	13,122
Toyota Motor Corp.	765	63,544
		76,666
Auto Parts & Equipment - 0.4%
Magna International, Inc.	99	9,956
Toyoda Gosei Co. Ltd.	27	691
Toyota Industries Corp.	60	5,216
The Yokohama Rubber Co. Ltd.	48	983
		16,846
Banks - 20.2%
Bank of America Corp.	2,640	111,910
Bank of Montreal	222	23,308
The Bank of New York Mellon Corp.	279	14,530
The Bank of Nova Scotia	423	28,475
Canadian Imperial Bank of Commerce	153	18,043
The Chiba Bank Ltd.	252	1,638
Citigroup, Inc.	719	56,593
Citizens Financial Group, Inc.	141	7,036
Concordia Financial Group Ltd.	414	1,570
Fifth Third Bancorp	237	9,987
Huntington Bancshares, Inc.	381	6,043
JPMorgan Chase & Co.	1,045	171,631
KeyCorp	321	7,396
M&T Bank Corp.	42	6,749
Morgan Stanley	492	44,747
National Bank of Canada	114	8,897
Northern Trust Corp.	66	7,999
The PNC Financial Services Group, Inc.	138	26,866
Regions Financial Corp.	324	7,585

Resona Holdings, Inc.	825	3,555
Royal Bank of Canada	495	51,475
Seven Bank Ltd.	234	492
The Shizuoka Bank Ltd.	186	1,492
State Street Corp.	120	10,438
Sumitomo Mitsui Financial Group, Inc.	480	17,576
The Toronto-Dominion Bank	633	45,625
Truist Financial Corp.	464	28,666
U.S. Bancorp	459	27,898
United Overseas Bank Ltd.	501	9,950
		758,170
Beverages - 2.4%
Asahi Group Holdings Ltd.	159	7,706
The Coca-Cola Co.	1,337	73,923
Kirin Holdings Co. Ltd.	288	5,808
Suntory Beverage & Food Ltd.	45	1,676
		89,113
Building Materials - 0.6%
AGC, Inc.	69	3,030
Buzzi Unicem SpA	33	936
CRH PLC	291	15,217
Lixil Corp.	102	2,770
Taiheiyo Cement Corp.	42	980
		22,933
Chemicals - 2.7%
Air Liquide SA	168	28,561
Air Products and Chemicals, Inc.	78	23,373
Air Water, Inc.	69	1,174
Akzo Nobel NV	60	7,645
Asahi Kasei Corp.	513	5,789
Celanese Corp.	36	5,956
Daicel Corp.	99	795
DIC Corp.	27	694
Givaudan SA	3	13,416
International Flavors & Fragrances, Inc.	36	5,100
Mitsubishi Gas Chemical Co., Inc.	69	1,628
Mitsui Chemicals, Inc.	63	2,142
Nitto Denko Corp.	54	4,277
Tosoh Corp.	105	1,876
		102,426
Commercial Services - 1.1%
Ashtead Group PLC	156	11,387
Automatic Data Processing, Inc.	137	26,855
Securitas AB - Class B	111	1,815
		40,057

Computers - 0.1%
Avast PLC	228	1,522
Computershare Ltd.	180	2,247
Otsuka Corp.	36	1,948
		5,717
Cosmetics & Personal Care - 4.7%
Essity AB - Class B	216	7,465
The Procter & Gamble Co.	853	115,027
Unilever PLC	900	53,933
		176,425
Distribution & Wholesale - 1.6%
Bunzl PLC	126	4,082
Fastenal Co.	192	10,184
ITOCHU Corp.	543	16,422
Mitsubishi Corp.	501	13,740
Mitsui & Co. Ltd.	582	12,931
Toyota Tsusho Corp.	84	3,849
		61,208
Diversified Financial Services - 2.1%
Ally Financial, Inc.	120	6,565
CME Group, Inc. - Class A	122	26,689
Discover Financial Services	105	12,312
Franklin Resources, Inc.	96	3,284
Hargreaves Lansdown PLC	114	2,678
IGM Financial, Inc.	30	1,105
Magellan Financial Group Ltd.	48	1,788
ORIX Corp.	459	8,143
Plus500 Ltd.	36	771
SBI Holdings, Inc.	87	2,222
Schroders PLC	42	2,118
Singapore Exchange Ltd.	282	2,214
Synchrony Financial	186	8,818
		78,707
Electric - 8.4%
A2A SpA	537	1,121
Algonquin Power & Utilities Corp.	219	3,345
Alliant Energy Corp.	84	4,801
Ameren Corp.	84	7,073
American Electric Power Co., Inc.	174	14,964
Atco Ltd. - Class I	36	1,297
Chubu Electric Power Co., Inc.	267	3,189
CLP Holdings Ltd.	669	6,900
CMS Energy Corp.	96	6,023
Consolidated Edison, Inc.	117	9,037
DTE Energy Co.	66	9,107
Emera, Inc.	87	4,069
Endesa SA	114	3,284

Enel SpA	2,715	26,931
Evergy, Inc.	75	4,649
Eversource Energy	123	9,986
Exelon Corp.	340	15,341
Fortis, Inc.	162	7,392
Hera SpA	297	1,261
Hydro One Ltd.	111	2,825
Iberdrola SA	2,175	29,952
The Kansai Electric Power Co., Inc.	270	2,553
NextEra Energy, Inc.	672	49,204
Pinnacle West Capital Corp.	39	3,299
PPL Corp.	273	7,947
Public Service Enterprise Group, Inc.	177	10,995
Red Electrica Corp SA	144	2,880
Sempra Energy	102	13,820
The Southern Co.	360	23,011
Terna SPA	501	3,827
Tohoku Electric Power Co., Inc.	174	1,419
WEC Energy Group, Inc.	108	10,142
Xcel Energy, Inc.	180	12,759
		314,403
Electrical Components & Equipment - 2.0%
ABB Ltd.	642	21,884
Brother Industries Ltd.	93	1,990
Emerson Electric Co.	210	20,095
Schneider Electric SE	192	30,550
		74,519
Electronics - 1.7%
Garmin Ltd.	54	7,681
Honeywell International, Inc.	242	55,880
		63,561
Engineering & Construction - 0.2%
CK Infrastructure Holdings Ltd.	213	1,356
Kajima Corp.	165	2,295
Obayashi Corp.	246	2,098
Taisei Corp.	72	2,550
		8,299
Environmental Control - 0.2%
Republic Services, Inc.	69	7,533

Food - 6.9%
Axfood AB	36	1,001
Conagra Brands, Inc.	168	6,401
Danone SA	225	16,023
General Mills, Inc.	216	13,578
George Weston Ltd.	27	2,643
The Hershey Co.	48	8,306
ICA Gruppen AB	33	1,615
The J.M. Smucker Co.	36	4,798
Kesko Oyj - B Shares	93	3,231
Koninklijke Ahold Delhaize NV	393	11,411
The Kroger Co.	252	9,319
MEIJI Holdings Co. Ltd.	48	2,985
Metro Inc/CN	90	4,358
Mondelez International, Inc.	492	31,257
Nestle SA	963	118,892
Seven & i Holdings Co. Ltd.	252	11,111
Tyson Foods, Inc. - Class A	102	8,109
WH Group Ltd.	3,336	2,876
		257,914
Forest Products & Paper - 0.2%
Oji Holdings Corp.	324	1,944
Smurfit Kappa Group PLC	87	4,619
		6,563
Gas - 0.4%
Atmos Energy Corp.	42	4,165
Osaka Gas Co. Ltd.	141	2,699
Snam SpA	687	4,042
Tokyo Gas Co. Ltd.	156	3,092
		13,998
Hand & Machine Tools - 0.2%
Fuji Electric Co. Ltd.	45	2,124
Snap-on, Inc.	18	4,583
		6,707
Healthcare - Services - 0.3%
Fresenius SE & Co. KGaA	138	7,507
Sonic Healthcare Ltd.	168	4,510
		12,017
Home Builders - 0.5%
Daiwa House Industry Co. Ltd.	222	6,494
Haseko Corp.	105	1,503
Iida Group Holdings Co. Ltd.	54	1,458
Sekisui Chemical Co. Ltd.	159	2,784
Sekisui House Ltd.	228	4,814
		17,053

Home Furnishings - 0.1%
Whirlpool Corp.	21	4,979

Household Products & Wares - 0.1%
Henkel AG & Co. KGaA	36	3,572

Insurance - 5.6%
Admiral Group PLC	93	3,875
Ageas SA	66	4,271
The Allstate Corp.	99	13,524
Cincinnati Financial Corp.	51	6,207
Dai-ichi Life Holdings, Inc.	396	8,313
Everest Re Group Ltd.	12	3,120
Fairfax Financial Holdings Ltd.	6	2,818
Fidelity National Financial, Inc.	96	4,511
Great-West Lifeco, Inc.	90	2,767
Hannover Rueck SE	21	3,673
The Hartford Financial Services Group, Inc.	126	8,234
iA Financial Corp., Inc.	36	2,072
Intact Financial Corp.	48	6,518
Legal & General Group PLC	2,301	9,275
M&G PLC	993	3,442
Manulife Financial Corp.	687	14,354
Marsh & McLennan Companies, Inc.	168	23,243
MetLife, Inc.	240	15,686
Phoenix Group Holdings PLC	276	2,879
Principal Financial Group, Inc.	93	6,081
Sompo Holdings, Inc.	120	4,835
Sun Life Financial, Inc.	201	10,827
T&D Holdings, Inc.	186	2,539
Tokio Marine Holdings, Inc.	234	11,003
The Travelers Company, Inc.	87	13,894
Zurich Insurance Group AG	54	22,721
		210,682
Internet - 0.2%
Trend Micro, Inc.	48	2,444
Z Holdings Corp.	1,017	4,861
		7,305
Investment Companies - 0.1%
Groupe Bruxelles Lambert SA	27	3,065

Iron & Steel - 0.5%
Fortescue Metals Group Ltd.	594	10,130
Nucor Corp.	93	9,536
		19,666

Machinery - Construction & Mining - 0.8%
Hitachi Ltd.	330	17,452
Mitsubishi Electric Corp.	708	11,083
		28,535
Machinery - Diversified - 0.7%
Ebara Corp.	33	1,627
Husqvarna AB - Class B	153	2,252
Kone Oyj - B Shares	138	11,219
Rockwell Automation, Inc.	39	10,285
		25,383
Media - 0.1%
Fuji Media Holdings, Inc.	60	685
Nippon Television Holdings, Inc.	48	573
Shaw Communications, Inc. - Class B	150	4,485
		5,743
Mining - 1.9%
B2Gold Corp.	357	1,826
BHP Group Ltd.	1,011	37,537
BHP Group PLC	729	21,944
Evolution Mining Ltd.	564	2,296
Norsk Hydro ASA	468	3,035
Northern Star Resources Ltd.	402	3,546
Southern Copper Corp.	30	2,092
		72,276
Miscellaneous Manufacturers - 2.9%
3M Co.	201	40,811
Eaton Corp PLC	138	20,045
Siemens AG	282	46,340
		107,196
Oil & Gas - 0.1%
DCC PLC	33	2,802
OMV AG	48	2,784
		5,586
Packaging & Containers - 0.2%
Amcor PLC	528	6,230
Huhtamaki Oyj	30	1,414
		7,644
Pharmaceuticals - 7.4%
Alfresa Holdings Corp.	69	1,070
Astellas Pharma, Inc.	675	10,806
Cardinal Health, Inc.	102	5,719
CVS Health Corp.	453	39,157
Eisai Co. Ltd.	99	6,657
Novartis AG	804	71,105
Otsuka Holdings Co. Ltd.	153	6,408
Recordati Industria Chimica e Farmaceutica SpA	33	1,841
Roche Holding AG	9	3,402

Roche Holding AG	243	85,207
Sanofi	372	39,859
Shionogi & Co. Ltd.	108	5,520
		276,751
Pipelines - 0.4%
TC Energy Corp.	321	16,398

Private Equity - 0.5%
3i Group PLC	348	6,133
Partners Group Holding AG	9	13,599
		19,732
Real Estate - 1.4%
CA Immobilien Anlagen AG	21	912
Castellum AB	81	2,096
CK Asset Holdings Ltd.	813	5,531
Daito Trust Construction Co. Ltd.	24	2,621
Deutsche Wohnen SE	114	7,254
Entra ASA	63	1,496
Fabege AB	96	1,557
Henderson Land Development Co. Ltd.	474	2,284
Hulic Co. Ltd.	120	1,356
Nomura Real Estate Holdings, Inc.	39	1,025
Shimao Group Holdings Ltd.	450	1,290
Sun Hung Kai Properties Ltd.	528	8,245
Swire Properties Ltd.	393	1,185
Tokyu Fudosan Holdings Corp.	228	1,375
Vonovia SE	216	13,551
		51,778
Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	45	8,022
Canadian Apartment Properties REIT	60	2,746
Choice Properties Real Estate Investment Trust - Class B	81	973
Dexus	372	2,977
Equity Residential	132	10,223
Essex Property Trust, Inc.	21	6,201
Frasers Logistics & Commercial Trust	960	1,030
Goodman Group	603	8,986
Keppel DC REIT	462	897
Mapletree Industrial Trust	606	1,260
Mapletree Logistics Trust	984	1,473
Segro PLC	414	6,125
		50,913

Retail - 1.7%
ABC-Mart, Inc.	9	517
Canadian Tire Corp. Ltd. - Class A	18	3,081
Costco Wholesale Corp.	153	57,875
Shimamura Co. Ltd.	9	864
USS Co. Ltd.	78	1,377
		63,714
Semiconductors - 3.9%
Advantest Corp.	72	6,344
Intel Corp.	1,416	80,882
Texas Instruments, Inc.	317	60,173
		147,399
Software - 0.3%
Paychex, Inc.	108	10,923

Telecommunications - 5.9%
Cisco Systems, Inc.	1,350	71,415
Elisa Oyj	51	3,021
KDDI Corp.	558	19,022
Nippon Telegraph & Telephone Corp.	867	23,414
Orange SA	696	8,882
Rogers Communications, Inc. - Class B	123	6,351
Swisscom AG	6	3,392
Tele2 AB - Class B	171	2,326
Telecom Italia SpA	3,411	1,827
Telecom Italia SpA (1)	2,064	1,179
Verizon Communications, Inc.	1,437	81,176
		222,005
Toys, Games & Hobbies - 0.9%
Bandai Namco Holdings, Inc.	72	5,172
Hasbro, Inc.	45	4,319
Nintendo Co. Ltd.	42	25,958
		35,449
Transportation - 0.9%
Aurizon Holdings Ltd.	690	1,942
C.H. Robinson Worldwide, Inc.	48	4,657
Deutsche Post AG	348	23,633
Nippon Express Co. Ltd.	30	2,430
		32,662
Total Common Stocks
(Cost $3,732,351)		3,745,264

Preferred Stocks - 0.2%
Auto Manufacturers - 0.2%
Porsche Automobil Holding SE (1)	60	6,677
Total Preferred Stocks
(Cost $6,325)		6,677

Rights - 0.0% (3)
Real Estate Investment Trusts (REITs) - 0.0% (3)
Mapletree Industrial Trust 2.640%, 06/14/2021 (1)	30	2
Total Rights
(Cost $4)		2

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.026% (2)	3,762	3,762
Total Short-Term Investments
(Cost $3,762)		3,762

Total Investments in Securities - 100.0%
(Cost $3,742,442)		3,755,705
Assets in Excess of Other Liabilities - 0.0% (3)		1,081
Total Net Assets - 100.0%		$3,756,786

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Weekly Dividend ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2		Level 3	Total
Common Stocks (1)	$–	$3,745,264	$–		$–	$3,745,264
Preferred Stock (1)	–	6,677	–		–	6,677
Rights (1)	–	–	–		2	2
Short-Term Investments	–	3,762	–		–	3,762
Total Investments in Securities	$–	$3,755,703	$–		$2	$3,755,705

(1) See Schedule of Investment for the industry breakout.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Investments in Securities at Fair Value
Balance as of February 28, 2021			$–
Accrued discounts/premiums			–
Realized gain (loss)			–
Change in unrealized depreciation			–
Purchases/Corporate Actions			2
Sales			–
Transfer into and/or out of Level 3			–
Balance as of May 31, 2021			$2	(3)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2021:			$–

(3) The security, Mapletree Industrial Trust, is classified as a Level 3 security due to a lack of market activity and is valued at fair value as determined in good faith by the Valuation Committee of the Trust.